Commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Less than 1 year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Co-investment commitments	$ 3.0	$ 5.2
Later than one year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Co-investment commitments	$ 0.0	$ 1.5